Inventories	12 Months Ended
Mar. 31, 2012
Inventories [Abstract]
INVENTORIES
12.     INVENTORIES

	As of March 31,
	2010		2011		2012	2012
			(Millions of Rupees)			(Millions of US $) Unaudited
Cabling		849		623	537	11
Exchange equipment		548		489	460	9
Telephone and telex equipment		589		536	434	9
Less: Allowance for slow moving/obsolete stock		(496)		(471)	(534)	(10)
	Rs.	1,491	Rs.	1,177	897	$18

Activity in allowance for slow moving / obsolete stock is as follows:

			For the years ended March 31,
	2010		2011		2012		2012
			(Millions of Rupees)				(Millions of US $) Unaudited

Balance at beginning of year		508		495		471	9
Charged to expense		41		25		70	1
Less: amounts written off		(54)		(49)		(8)	(0)
Balance at end of year	Rs.	495	Rs.	471	Rs.	534	$10